UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21977

Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507

The Registrant is filing this amendment to its Form N-CSR for the semi-annual period ended February 28, 2019, originally filed with the Securities and Exchange Commission on May 6, 2019 (Accession Number 0001193125-19-138363). The sole purpose of this filing is to revise the semi-annual report for Invesco Senior Loan ETF to correct inadvertent numerical errors in the “Investments sold” and “Investments purchased” (and the resulting effect on “Total Assets” and “Total Liabilities”) line items of the Statement of Assets and Liabilities, and in the “(Increase) in receivable for investments sold” and “Increase in payable for investments purchased” line items of the Statement of Cash Flows. Except for such changes, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders

February 28, 2019

BKLN	Invesco Senior Loan ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Senior Loan ETF (BKLN)

February 28, 2019

(Unaudited)

Portfolio Composition
Credit Quality Rating Breakdown* (% of the Fund’s Net Assets) as of February 28, 2019
Baa2	2.9
Baa3	7.8
Ba1	8.2
Ba2	8.8
Ba3	19.4
B1	20.6
B2	15.6
B3	3.3
Caa1	0.0
Caa2	1.6
NR	6.2
Money Market Fund Plus Other Assets Less Liabilities	5.6

*

Source: Moody’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage.

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests—89.8%(a)(b)
	Aerospace/Defense—1.6%
	TransDigm, Inc.
$34,261,391	First Lien Term Loan E (1 mo. USD LIBOR + 2.50%)	4.993%	05/30/2025	$33,833,123
55,906,645	First Lien Term Loan F (1 mo. USD LIBOR + 2.50%)	4.993	06/09/2023	55,338,074

				89,171,197

	Building Materials—1.2%
24,550,877	Pisces Midco, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.547	04/12/2025	23,937,105
45,664,812	Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.243	11/15/2023	45,142,863

				69,079,968

	Chemicals—2.7%
51,483,823	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	4.553	06/01/2024	51,065,774
29,351,496	GrafTech Finance, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	6.067	02/12/2025	29,314,806
7,666,737	Messer Industries USA, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	5.067	10/01/2025	7,630,014
67,502,706	Starfruit US Holdco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.764	10/01/2025	67,249,909

				155,260,503

	Commercial Services—5.5%
40,167,955	Allied Universal Holdco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.243	07/28/2022	39,575,478
107,214,362	Financial & Risk US Holdings, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	6.243	10/01/2025	105,749,814
31,634,679	PAREXEL International Corp., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.243	09/27/2024	30,787,819

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Senior Loan ETF (BKLN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests (continued)
	Commercial Services (continued)
$69,094,453	Prime Security Services Borrower LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	5.243%	05/02/2022	$69,012,921
47,782,810	Team Health Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.243	02/06/2024	43,402,799
25,401,685	Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	7.067	08/27/2025	25,481,065

				314,009,896

	Computers—6.0%
	Dell International LLC
59,969,136	Term Loan A-2 (1 mo. USD LIBOR + 1.75%)	4.250	09/07/2021	59,944,249
72,718,210	Term Loan B (1 mo. USD LIBOR + 2.00%)	4.500	09/07/2023	72,574,228
52,824,978	McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	6.243	09/30/2024	53,010,922
48,412,869	Tempo Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.493	05/01/2024	48,448,452
	Western Digital Corp.
47,340,650	First Lien Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	4.231	04/29/2023	46,595,035
62,411,298	Term Loan A-1 (3 mo. USD LIBOR + 1.50%)	4.010	02/27/2023	60,929,030

				341,501,916

	Electric—1.0%
58,740,497	Vistra Operations Co. LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.493	08/04/2023	58,635,645

	Engineering & Construction—0.9%
50,835,967	Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.960	06/21/2024	49,795,609

	Entertainment—5.4%
45,915,051	Alpha Topco Ltd., First Lien Term Loan B (United Kingdom) (1 mo. USD LIBOR + 2.50%)	4.993	02/01/2024	45,111,538
41,885,077	Aristocrat Technologies, Inc., Term Loan B-3 (Australia) (3 mo. USD LIBOR + 1.75%)	4.526	10/19/2024	41,651,777
60,398,519	Crown Finance US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	4.993	02/28/2025	60,109,210
60,448,308	Scientific Games International, Inc., Term Loan B-5 (2 mo. USD LIBOR + 2.75%)	5.313	08/14/2024	60,016,707
57,772,882	Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	6.303	07/10/2025	57,878,029
44,353,396	William Morris Endeavor Entertainment LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	5.317	05/18/2025	43,207,526

				307,974,787

	Food—1.6%
56,084,981	JBS USA Lux SA, First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	5.260	10/30/2022	56,037,028
36,541,760	US Foods, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.493	06/27/2023	36,395,593

				92,432,621

	Healthcare-Products—1.4%
25,296,508	athenahealth, Inc., Term Loan B (3 mo. USD LIBOR + 4.50%)	7.067	02/11/2026	25,217,456
53,087,124	Ortho-Clinical Diagnostics, Inc., First Lien Term Loan (Luxembourg) (1 mo. USD LIBOR + 3.25%)	5.752	06/30/2025	52,656,588

				77,874,044

	Healthcare-Services—4.9%
50,068,822	DaVita HealthCare Partners, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.243	06/24/2021	50,064,316
100,881,000	Envision Healthcare Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.243	10/10/2025	97,205,401
15,000,000	Lifepoint Health, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	4.433	11/16/2025	15,006,225
58,578,575	MPH Acquisition Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	5.553	06/07/2023	58,102,624
56,002,893	Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.993	08/18/2022	55,824,803

				276,203,369

	Insurance—5.1%
	Asurion LLC
37,021,746	First Lien Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	5.493	11/03/2024	37,075,798
43,039,439	Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	8.993	08/04/2025	43,864,290
46,132,976	Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.493	08/04/2022	46,207,250
58,026,750	Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	5.493	11/03/2023	58,099,284
56,706,306	HUB International Ltd., First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	5.510	04/25/2025	56,264,848
45,255,832	USI, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.803	05/16/2024	44,916,413

				286,427,883

	Internet—0.9%
47,865,228	Go Daddy Operating Co. LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	4.743	02/15/2024	47,835,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Senior Loan ETF (BKLN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests (continued)
	Investment Companies—1.4%
$81,403,383	RPI Finance Trust, Term Loan B-6 (1 mo. USD LIBOR + 2.00%)	4.493%	03/27/2023	$81,378,148

	Lodging—4.4%
81,716,728	Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	5.243	12/23/2024	81,589,250
43,736,097	Golden Nugget, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 2.75%)	5.240	10/04/2023	43,608,606
54,366,347	Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	4.240	10/25/2023	54,431,587
68,725,224	Las Vegas Sands LLC/Venetian Casino Resort LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	4.243	03/27/2025	68,351,703

				247,981,146

	Machinery-Construction & Mining—1.4%
50,593,573	Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.243	08/01/2025	50,755,725
29,071,278	Cortes NP Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	6.567	11/30/2023	28,235,479

				78,991,204

	Media—7.8%
105,466,613	Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.500	04/30/2025	105,334,780
50,586,839	CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	4.739	07/17/2025	50,085,524
57,174,940	iHeartCommunications, Inc., Term Loan D (1 mo. USD LIBOR + 6.75%)(c)(d)	11.317	01/30/2020	40,332,060
42,272,971	Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	4.517	10/04/2023	42,088,238
	Numericable-SFR SA
28,768,619	Term Loan B-12 (France) (1 mo. USD LIBOR + 4.00%)	6.176	01/31/2026	27,932,603
14,557,990	Term Loan B-13 (France) (1 mo. USD LIBOR + 3.69%)	6.489	08/14/2026	14,201,319
47,380,961	Radiate Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.493	02/01/2024	47,199,729
31,406,025	Univision Communications, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	5.243	03/15/2024	29,299,151
29,428,193	Virgin Media Bristol LLC, Term Loan K (1 mo. USD LIBOR + 2.50%)	4.989	01/15/2026	29,268,398
34,841,535	WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.731	08/18/2023	34,395,215
23,304,368	Ziggo Secured Finance Partnership, Term Loan E (Netherlands) (1 mo. USD LIBOR + 2.50%)	4.989	04/15/2025	23,056,992

				443,194,009

	Oil & Gas—0.7%
49,201,723	Seadrill Operating LP, First Lien Term Loan (United Kingdom) (3 mo. USD LIBOR + 6.00%)	8.803	02/21/2021	41,280,246

	Oil & Gas Services—0.8%
46,776,487	McDermott Technology (Americas), Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.493	05/12/2025	45,128,551

	Packaging & Containers—0.6%
34,998,140	Reynolds Group Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.243	02/05/2023	34,896,995

	Pharmaceuticals—6.2%
45,705,497	Amneal Pharmaceuticals LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	6.067	05/04/2025	45,762,629
90,907,144	Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	5.243	03/01/2024	90,360,338
57,213,309	Endo LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.817	04/29/2024	57,398,108
74,129,626	Grifols Worldwide Operations USA, Inc., Term Loan B (Spain) (3 mo. USD LIBOR + 2.25%)	4.667	01/31/2025	73,969,877
80,538,581	Valeant Pharmaceuticals International, Inc., First Lien Term Loan (Canada) (1 mo. USD LIBOR + 3.00%)	5.512	06/01/2025	80,689,590

				348,180,542

	Real Estate—0.7%
42,305,859	DTZ U.S. Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.743	08/21/2025	42,100,887

	REITs—0.2%
17,812	Communications Sales & Leasing, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.493	10/24/2022	16,498
9,500,000	VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.481	12/20/2024	9,462,048

				9,478,546

	Retail—7.7%
67,727,905	Bass Pro Group LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.493	09/25/2024	67,692,686
34,336,834	Harbor Freight Tools USA, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	4.993	08/18/2023	33,977,499
32,806,686	Michaels Stores, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.990	01/30/2023	32,567,853
52,310,801	Neiman Marcus Group, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.763	10/25/2020	48,195,772
102,336,086	New Red Finance, Inc., Term Loan B-3 (Canada) (1 mo. USD LIBOR + 2.25%)	4.743	02/16/2024	101,723,093
40,514,557	Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.994	01/26/2023	31,860,242
75,828,536	PetSmart, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.00%)	5.520	03/11/2022	64,962,686

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Senior Loan ETF (BKLN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests (continued)
	Retail (continued)
$54,408,823	Staples, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.509%	09/12/2024	$54,134,330

				435,114,161

	Semiconductors—0.2%
11,054,841	Microchip Technology, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.567	05/29/2025	11,041,023

	Software—9.3%
61,020,176	Boxer Parent Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	7.053	10/02/2025	60,759,315
66,923,644	Finastra USA, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.303	06/13/2024	66,376,209
	First Data Corp.
79,312,606	First Lien Term Loan A (1 mo. USD LIBOR + 2.00%)	4.490	04/26/2024	79,301,502
19,183,822	First Lien Term Loan D (1 mo. USD LIBOR + 2.00%)	4.490	07/08/2022	19,180,273
8,200,000	Term Loan A (1 mo. USD LIBOR + 1.50%)	3.990	10/26/2023	8,170,972
39,217,519	Infor (US), Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.75%)	5.243	02/01/2022	39,271,835
42,045,042	Kronos, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.736	11/01/2023	41,939,929
5,639,226	MA Finance Co. LLC, Term Loan B-3 (United Kingdom) (1 mo. USD LIBOR + 2.50%)	4.993	06/21/2024	5,589,883
47,254,662	Micro Holding LP, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.240	09/13/2024	47,087,616
49,786,654	Rackspace Hosting, Inc., Term Loan B (3 mo. USD LIBOR + 3.00%)	5.737	11/03/2023	47,600,771
38,072,622	Seattle Spinco, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	4.993	06/21/2024	37,739,487
	SS&C Technologies, Inc.
53,983,526	Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.743	04/16/2025	53,810,509
20,682,150	Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.743	04/16/2025	20,615,864

				527,444,165

	Telecommunications—7.9%
56,375,500	Avaya, Inc., Term Loan B (2 mo. USD LIBOR + 4.25%)	6.759	12/15/2024	56,418,064
104,622,975	CenturyLink, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 2.75%)	5.243	01/31/2025	103,175,516
8,882,642	CommScope, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.817	04/01/2026	8,924,301
85,910,936	Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.731	02/22/2024	85,734,818
51,303,600	SBA Senior Finance II LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.00%)	4.500	04/11/2025	50,892,658
63,361,034	Sprint Communications, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	5.000	02/02/2024	62,701,129
40,009,859	Telesat LLC, Term Loan B-4 (Canada) (3 mo. USD LIBOR + 2.50%)	5.310	11/17/2023	39,993,055
43,146,879	West Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	6.630	10/10/2024	40,998,380

				448,837,921

	Trucking & Leasing—1.5%
84,099,104	Avolon TLB Borrower 1 US LLC, Term Loan B-3 (Ireland) (1 mo. USD LIBOR + 2.00%)	4.480	01/15/2025	84,184,464

	Waste & Environmental Services & Equipment—0.8%
46,201,007	GFL Environmental, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.567	05/30/2025	45,529,476

	Total Variable Rate Senior Loan Interests (Cost $5,127,301,394)			5,090,964,474

	Corporate Bonds—4.6%
	Aerospace/Defense—0.6%
32,081,000	TransDigm, Inc.(e)	6.250	03/15/2026	32,883,025

	Computers—0.5%
24,793,000	Dell International LLC(e)	5.450	06/15/2023	26,081,781

	Entertainment—0.4%
23,000,000	Scientific Games International, Inc.(e)	5.000	10/15/2025	22,338,750

	Media—1.9%
24,174,000	iHeartCommunications, Inc.(c)(d)	9.000	12/15/2019	16,921,800
1,874,000	Univision Communications, Inc.(e)	6.750	09/15/2022	1,895,082
42,598,000	Univision Communications, Inc.(e)	5.125	05/15/2023	38,764,180
25,600,000	Virgin Media Secured Finance PLC (United Kingdom)(e)	5.250	01/15/2026	25,722,624
5,000,000	Virgin Media Secured Finance PLC (United Kingdom)(e)	5.500	08/15/2026	4,987,500
21,650,000	Ziggo BV (Netherlands)(e)	5.500	01/15/2027	20,946,375

				109,237,561

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Senior Loan ETF (BKLN) (continued)

February 28, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Packaging & Containers—0.5%
$25,681,354	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.750%	10/15/2020	$25,764,819
3,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (3 mo. USD LIBOR + 3.50%)(e)(f)	6.287	07/15/2021	3,026,250

				28,791,069

	Software—0.6%
36,000,000	First Data Corp.(e)	5.000	01/15/2024	36,967,860

	Telecommunications—0.1%
4,211,000	CommScope, Inc.(e)	6.000	03/01/2026	4,316,275

	Total Corporate Bonds (Cost $267,986,646)			260,616,321

Number of Shares
	Money Market Fund—10.4%
587,532,188	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.30%(g) (Cost $587,532,188)			587,532,188

	Total Investments in Securities (Cost $5,982,820,228)—104.8%			5,939,112,983

	Other assets less liabilities—(4.8)%			(274,378,379)

	Net Assets—100.0%			$5,664,734,604

Investment Abbreviations:

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

USD—U.S. Dollar

Notes to Schedule of Investments:

(a)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at February 28, 2019 was $57,253,860, which represented 1.01% of the Fund’s Net Assets.

(d)	The borrower has filed for protection in federal bankruptcy court.
(e)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $217,929,702, which represented 3.85% of the Fund’s Net Assets.

(f)	Variable rate coupon. Stated interest rate was in effect at February 28, 2019.
(g)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of February 28, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Assets and Liabilities

February 28, 2019

(Unaudited)

Invesco Senior Loan ETF (BKLN)
Assets:
Unaffiliated investments in securities, at value	$5,351,580,795
Affiliated investments in securities, at value	587,532,188
Receivables:
Investments sold(a)	86,236,474
Shares sold	132,370,163
Dividends and interest	15,074,919

Total Assets(a)	6,172,794,539

Liabilities:
Due to custodian	601,088
Payables:
Investments purchased(a)	504,906,912
Accrued unitary management fees	2,551,935

Total Liabilities(a)	508,059,935

Net Assets	$5,664,734,604

Net Assets Consist of:
Shares of beneficial interest	$6,273,817,680
Distributable earnings	(609,083,076)

Net Assets	$5,664,734,604

Shares outstanding (unlimited amount authorized, $0.01 par value)	248,200,000
Net asset value	$22.82

Market price	$22.80

Unaffiliated investments in securities, at cost	$5,395,288,040

Affiliated investments in securities, at cost	$587,532,188

(a)	In a prior version of this semi-annual report, the dollar amounts reflected were overstated. Because the prior overstatements offset each other, the overstatements had no impact on Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Operations

For the six months ended February 28, 2019

(Unaudited)

Invesco Senior Loan ETF (BKLN)
Investment Income:
Interest income	$159,586,297
Affiliated dividend income	4,132,217
Unaffiliated dividend income	1,005
Other income	37,397

Total Income	163,756,916

Expenses:
Unitary management fees	20,384,454
Tax expenses	5,302

Total Expenses	20,389,756

Less: Waivers	(354,031)

Net Expenses	20,035,725

Net Investment Income	143,721,191

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from Investment securities	(102,497,064)
Net change in unrealized appreciation on investment securities	437,859

Net realized and unrealized gain (loss)	(102,059,205)

Net increase in net assets resulting from operations	$41,661,986

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Changes in Net Assets

For the six months ended February 28, 2019, period November 1, 2017 through August 31, 2018 and the year ended October 31, 2017

(Unaudited)

	Invesco Senior Loan ETF (BKLN)
	Six Months Ended February 28, 2019	Ten Months Ended August 31, 2018	Year Ended October 31, 2017
Operations:
Net investment income	$143,721,191	$266,636,693	$301,995,507
Net realized gain (loss)	(102,497,064)	(36,002,170)	2,445,393
Net change in unrealized appreciation (depreciation)	437,859	3,991,124	(26,652,918)

Net increase in net assets resulting from operations	41,661,986	234,625,647	277,787,982

Distributions to Shareholders from:
Distributable earnings(a)	(154,177,015)	(254,162,486)	(301,436,634)

Shareholder Transactions:
Proceeds from shares sold	1,624,160,136	1,435,514,951	3,177,332,078
Value of shares repurchased	(3,234,087,680)	(2,804,958,662)	(852,914,348)
Transaction fees	8,950,616	3,376,366	4,314,451

Net increase (decrease) in net assets resulting from shares transactions	(1,600,976,928)	(1,366,067,345)	2,328,732,181

Increase (Decrease) in Net Assets	(1,713,491,957)	(1,385,604,184)	2,305,083,529

Net Assets:
Beginning of period	7,378,226,561	8,763,830,745	6,458,747,216

End of period	$5,664,734,604	$7,378,226,561	$8,763,830,745

Changes in Shares Outstanding:
Shares sold	70,900,000	62,100,000	136,500,000
Shares repurchased	(141,900,000)	(121,500,000)	(36,800,000)
Shares outstanding, beginning of period	319,200,000	378,600,000	278,900,000

Shares outstanding, end of period	248,200,000	319,200,000	378,600,000

(a)

The Securities and Exchange Commission eliminated the requirement to disclose the distribution components seperately, except for tax return of capital. For the ten months ended August 31, 2018 and the year ended October 31, 2017, distributions to shareholders from distributable earnings consisted of distributions from net investment income.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statement of Cash Flows

For the six months ended February 28, 2019

(Unaudited)

Invesco Senior Loan ETF (BKLN)
Cash Provided By Operating Activities:
Net increase in net assets resulting from operations	$41,661,986

Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided By (Used In) Operating Activities:
Purchases of investments	(2,110,439,325)
Proceeds from disposition of investments sold	3,557,454,563
Amortization of premiums and accretion of discounts on investments	1,298,897
Net cash paid for purchases, sales, and maturities of short-term investments	(1,465,310)
(Increase) Decrease in receivable for investments sold	37,501,380
(Increase) Decrease in interest receivable	1,811,208
Increase in payable for investments purchased	299,156,137
Increase (Decrease) in payable for accrued expenses	(1,521,054)
Net realized (gain) loss on investments	102,497,064
Net change in unrealized (appreciation) on investments	(437,859)

Net cash provided by operating activities	1,927,517,687

Cash Provided By (Used In) Financing Activities:
Increase in payable for amount due to custodian	601,088
Distributions paid to shareholders	(154,177,015)
Proceeds from shares of beneficial interest sold	1,491,789,973
Disbursements for shares of beneficial interest repurchased	(3,234,087,680)
Net proceeds from transaction fees	8,950,616

Net cash provided by (used in) financing activities	(1,886,923,018)

Net increase in cash and cash equivalents	40,594,669

Cash and cash equivalents at beginning of period	546,937,519

Cash and cash equivalents at end of period	$587,532,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Financial Highlights

Invesco Senior Loan ETF (BKLN)

	Six Months Ended February 28, 2019 (Unaudited)		Ten Months Ended August 31, 2018		Year Ended October 31,
					2017		2016	2015		2014		2013
Per Share Operating Performance:
Net asset value at beginning of period	$23.11		$23.15		$23.16		$23.05	$24.43		$24.78		$24.76
Net investment income(a)	0.52		0.77		0.82		0.99	0.92		1.00		1.06
Net realized and unrealized gain (loss) on investments	(0.27)		(0.08)		(0.02)		0.15	(1.39)		(0.36)		0.04
Total from investment operations	0.25		0.69		0.80		1.14	(0.47)		0.64		1.10
Distributions to shareholders from:
Net investment income	(0.57)		(0.74)		(0.82)		(0.99)	(0.92)		(1.00)		(1.10)
Return of capital	—		—		—		(0.08)	(0.00	)(b)	(0.00	)(b)	(0.02)
Total distributions	(0.57)		(0.74)		(0.82)		(1.07)	(0.92)		(1.00)		(1.12)
Transaction fees(a)	0.03		0.01		0.01		0.04	0.01		0.01		0.04
Net asset value at end of period	$22.82		$23.11		$23.15		$23.16	$23.05		$24.43		$24.78
Market price at end of period(c)	$22.80		$23.05		$23.12		$23.19	$23.01		$24.37		$24.83
Net Asset Value Total Return(d)	1.27%		3.07%		3.54%		5.32%	(1.96)%		2.66%		4.70%
Market Price Total Return(d)	1.46%		2.93%		3.27%		5.64%	(1.89)%		2.21%		4.61%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,664,735		$7,378,227		$8,763,831		$6,458,747	$4,808,978		$6,270,919		$6,064,711
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(e)(f)	0.63	%(e)(f)	0.63	%(f)	0.64%	0.65	%(f)	0.64%		0.65	%(f)
Expenses, prior to Waivers	0.65	%(e)(f)	0.65	%(e)(f)	0.65	%(f)	0.65%	0.65	%(f)	0.65%		0.65	%(f)
Net investment income, after Waivers and Interest Expenses	4.58	%(e)	3.99	%(e)	3.52%		4.33%	3.82%		4.03%		4.30%
Portfolio turnover rate(g)	36%		74%		71%		81%	43%		61%		47%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

February 28, 2019

(Unaudited)

Note 1—Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:

Full Name	Short Name
Invesco Senior Loan ETF (BKLN)	“Senior Loan ETF”

The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the S&P/LSTA U.S. Leveraged Loan 100 Index (the “Underlying Index”).

Note 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

13

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

14

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Changing U.S. Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) keeping the federal funds rates at, near or below zero. The “tapering” in 2015 of the FRB’s quantitative easing program, combined with the FRB’s recent raising of the target range for the Federal Funds Rate may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in FRB policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover rate and the Fund’s transaction costs.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of loans than are in the Underlying Index. As a result, an adverse development respecting a borrower of a loan held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the loans in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, an investment in Shares may be less tax efficient than an investment in shares of conventional ETF’s, which utilize an entirely in-kind redemption process. Also, there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Non-Investment Grade Securities Risk. All or a significant portion of the loans in which the Fund will invest may be determined to be non-investment grade loans that are considered speculative. The Fund also may invest in junk bonds. Non-investment grade loans and bonds, and unrated loans and bonds of comparable credit quality are subject to the increased risk of a borrower’s or issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the borrower of lower-rated loans or issuer of lower-rated bonds defaults, the Fund may incur additional expenses to seek recovery.

Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of the Fund’s investments and a potential decrease in the NAV of the Fund. Although the loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment

15

grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.

Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of the financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the Securities and Exchange Commission (the “SEC”) or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries.

There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/asked spreads, decreased liquidity and extended trade settlement periods, any of which may impair the Fund’s ability to sell loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods for certain loans may result in cash not being immediately available to the Fund upon sale of the loan. As a result, the Fund may have to sell other investments with shorter settlement periods or engage in borrowing transactions to raise cash to meet its obligations.

Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment, a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

C. Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

D. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

E. Federal Income Taxes

The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As

16

such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of a loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

G. Country Determination

For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

H. Expenses

The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), set-up fees and commitment fees associated with the line of credit and the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and that are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

17

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

I. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.

J. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Note 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services, and oversight of the Sub-Adviser.

As compensation for its services, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including payments to the Sub-Adviser, set-up fees and commitment fees associated with the Fund’s line of credit and the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund. Further, through August 31, 2020, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended February 28, 2019, the Adviser waived fees of $354,031.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with S&P Dow Jones Indices LLC (the “Licensor”). The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

Note 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

18

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$5,090,964,474	$—	$5,090,964,474
Corporate Bonds	—	260,616,321	—	260,616,321
Money Market Fund	587,532,188	—	—	587,532,188

Total Investments	$587,532,188	$5,351,580,795	$—	$5,939,112,983

Note 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for the Fund as of August 31, 2018:

Post-effective/no expiration
Short-Term	Long-Term	Total*
$102,383,972	$363,072,051	$465,456,023
*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6—Investment Transactions

For the six-month period ended February 28, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) were $2,110,439,325 and $3,557,454,563, respectively.

At February 28, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$18,954,146
Aggregate unrealized depreciation of investments	(62,661,391)

Net unrealized appreciation (depreciation) of investments	$(43,707,245)

Cost of investments for tax and financial reporting purposes is the same.

Note 7—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Fund to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such

19

Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

Note 8—Senior Loan Participation Commitments

The Fund may invest in participations, assignments, or act as a party to the primary lending syndicate of a senior loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

During the six-month period ended February 28, 2019, there were no interests in senior loans purchased by the Fund on a participation basis.

Note 9—Borrowing

The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company. The Fund may borrow up to the lesser of (1) $750,000,000 or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.

During the six-month period ended February 28, 2019, there were no outstanding borrowings from the line of credit.

Note 10—Capital

Shares are created and redeemed by the Fund only in Creation Units of 100,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Unlike most ETFs, the Fund currently effects creations and redemptions principally in exchange for the deposit or delivery of cash, rather than principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”) because of the nature of the Fund’s investments.

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.

Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

Note 11—Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

20

Fees and Expenses

As a shareholder of the Invesco Senior Loan ETF (the “Fund”), a series of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2019.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the investment companies have varied expenses and fee levels and the Fund may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Senior Loan ETF (BKLN)
Actual	$1,000.00	$1,012.70	0.64%	$3.19
Hypothetical (5% return before expenses)	1,000.00	1,021.62	0.64	3.21

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

21

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-BKLN-SAR-1	invesco.com/ETFs

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) informed the Audit Committee of the Board (the “Audit Committee”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Registrant is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Registrant as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the “Invesco Fund Complex”). PwC informed the Audit Committee it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. On May 2, 2018, the SEC proposed amendments to the Loan Rule that, if adopted as proposed, would address many of the issues that led to the issuance of the no-action letter.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Registrant within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications , PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Registrant’s registered public accounting firm. PwC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Registrant intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Registrant may need to take other action in order for the Registrant’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Registrant to issue new shares or have other material adverse effects on the Registrant. The SEC no-action relief was initially set to expire 18 months from issuance, but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PwC advised the Registrant’s Audit Committee that PwC had identified additional two matters for consideration under the SEC’s auditor independence rules. PwC stated that a PwC Manager and a PwC Senior Manager each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant. In reaching this conclusion, PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, neither individual was in the chain of command of the audit or the audit partners of Invesco or the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant and the investments were not material to the net worth of either individual or their immediate family members.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Name:	Daniel E. Draper
Title:	President

Date:	August 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Draper
Name:	Daniel E. Draper
Title:	President

Date:	August 6, 2019

By:	/s/ Kelli Gallegos
Name:	Kelli Gallegos
Title:	Treasurer

Date:	August 6, 2019